Segment information - Summary of Information on Reportable Segments (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of operating segments [line items]
Revenue	€ 1.3
Segment Assets	742.9	€ 682.0
Segment Liabilities	369.5	334.9
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	878.3	707.8	€ 540.6
Segment Adjusted EBITDA	42.6	22.3	3.6
Segment Assets	702.8	640.3	587.2
Segment Liabilities	537.5	454.2	378.7
Operating segments [member] | Tennis [member]
Disclosure of operating segments [line items]
Revenue	165.4	125.9	98.2
Segment Adjusted EBITDA	7.2	2.2	3.7
Segment Assets	156.3	122.5	125.1
Segment Liabilities	124.4	84.6	80.2
Operating segments [member] | Bike & Outdoor [member]
Disclosure of operating segments [line items]
Revenue	607.6	497.5	370.0
Segment Adjusted EBITDA	41.4	24.8	4.3
Segment Assets	450.6	435.7	396.2
Segment Liabilities	284.9	273.5	231.9
Operating segments [member] | Teamsport & Athleisure [member]
Disclosure of operating segments [line items]
Revenue	105.2	84.4	72.4
Segment Adjusted EBITDA	(5.9)	(4.7)	(4.4)
Segment Assets	95.9	82.1	65.9
Segment Liabilities	128.2	96.1	66.6
Operating segments [member] | External Revenue [Member]
Disclosure of operating segments [line items]
Revenue	872.0	703.3	536.8
Operating segments [member] | External Revenue [Member] | Tennis [member]
Disclosure of operating segments [line items]
Revenue	165.4	125.5	96.1
Operating segments [member] | External Revenue [Member] | Bike & Outdoor [member]
Disclosure of operating segments [line items]
Revenue	607.0	497.4	370.0
Operating segments [member] | External Revenue [Member] | Teamsport & Athleisure [member]
Disclosure of operating segments [line items]
Revenue	99.5	80.4	70.7
Operating segments [member] | Intersegment Revenue [Member]
Disclosure of operating segments [line items]
Revenue	6.3	4.5	3.8
Operating segments [member] | Intersegment Revenue [Member] | Tennis [member]
Disclosure of operating segments [line items]
Revenue	0.0	0.4	2.1
Operating segments [member] | Intersegment Revenue [Member] | Bike & Outdoor [member]
Disclosure of operating segments [line items]
Revenue	0.5	0.1	0.0
Operating segments [member] | Intersegment Revenue [Member] | Teamsport & Athleisure [member]
Disclosure of operating segments [line items]
Revenue	€ 5.8	€ 4.0	€ 1.7